Other liabilities - non-current (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Other liabilities - Non-Current
Other liabilities
non-current
consist of the following:

	As at March 31,
	2020		2020		2019
	(In millions)
Employee benefit obligations	US$	45.2	Rs.	3,416.4	Rs.	61,101.2
Contract liabilities (refer note below)		662.9		50,157.7		46,730.9
Others		23.1		1,747.0		2,455.1

Total	US$	731.2	Rs.	55,321.1	Rs.	110,287.2

Note:

(a)	Statement showing movement of contract liabilities is as follows:

	Year ended March 31, 2019
	2020		2020		2019
	(In millions)
Opening contract liabilities	US$	1,222.6	Rs.	92,504.7	Rs.	78,678.9
Transition impact of IFRS 15		—		—		2,766.9
Amount recognized in revenue during the year		(590.3)		(44,667.2)		(35,783.9)
Amount received in advance during the year		562.4		42,551.5		49,580.5
Amount refunded to customers during the year		(3.7)		(281.5)		(2,175.5)
Reversal of liabilities directly associated with assets held-for-sale		—		—		717.7
Currency translation		34.5		2,616.5		(1,279.9)

Balance at the end	US$	1,225.5	Rs.	92,724.0	Rs.	92,504.7

Performance obligations in respect of amount received for future maintenance service and extended warranty will be fulfilled over a period of 6 years from year ending March 31, 2020 till March 31, 2026.

(b)	Contract liabilities comprise of the following:

	As at March 31,
	2020		2020		2019
	(In millions)
Advances received from customers - current	US$	148.8	Rs.	11,253.8	Rs.	17,396.1
Deferred revenue - current		413.8		31,312.7		28,377.7
Deferred revenue - Non-current		662.9		50,157.5		46,730.9

Total contract liabilities	US$	1,225.5	Rs.	92,724.0	Rs.	92,504.7